13F-HR
<PERIOD>	03/31/02
<FILER>
CIK	0001034646
CCC	nyjrdm@8

<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-983-8100
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED MAR. 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	250 Park Avenue
		Suite 2000
		New York, NY 10177

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  	Administrative Officer
Phone:  	212-983-8100
Signature, Place, and Date of Signing:

Nancy J. O. Luburich New York, NY May 13, 2002

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:
Form 13 F Information Table Value Total: $161,690,010

          Form 13 F information Table
                                                      Value     Shares/   Sh/  Put/ Invstmt Other    Voting Authority
Name of Issuer          Title of Class     CUSIP    (x$1000)   PRN AMT   PRN  Call Dscretn Managers    Sole Shared None

Aksys Ltd.                      COM      010196103        263    30000  SH          SOLE               30000      0     0
Amazon.com                      COM      023135106        171    12000  SH          SOLE               12000      0     0
American Int'l Group            COM      026874107       3497    48488  SH          SOLE               48488      0     0
Amgen Inc.                      COM      031162100       2945    49350  SH          SOLE               49350      0     0
AOL Time Warner                 COM      00184A105       1588    67171  SH          SOLE               67171      0     0
Applied Biosystems Group        COM      038020103        704    31500  SH          SOLE               31500      0     0
AT&T Wireless Services, Inc.    COM      001957406       1756   196300  SH          SOLE              196300      0     0
Barr Laboratories, Inc.         COM      068306109       2420    36775  SH          SOLE               36775      0     0
Boston Scientific Corp.         COM      101137107        300    11976  SH          SOLE               11976      0     0
C.R. Bard, Inc.                 COM      067383109       3631    61500  SH          SOLE               61500      0     0
Cardinal Health Inc.            COM      14149Y108       2716    38325  SH          SOLE               38325      0     0
Chevron Texaco                  COM      166764100       1965    21777  SH          SOLE               21777      0     0
Cisco Systems Inc.              COM      17275R102       2647   156354  SH          SOLE              156354      0     0
CitiGroup                       COM      172967101       4256    85950  SH          SOLE               85950      0     0
Colgate-Palmolive               COM      194162103       2317    40550  SH          SOLE               40550      0     0
Comcast Corp. Cl A              COM      200300200       3200   100650  SH          SOLE              100650      0     0
Consolidated Edison             COM      209115104       1517    36200  SH          SOLE               36200      0     0
CV Therapeutics, Inc.           COM      126667104       1125    31100  SH          SOLE               31100      0     0
CVS Corp.                       COM      126650100       4330   126150  SH          SOLE              126150      0     0
Double Click                    COM      258609304       1302   108600  SH          SOLE              108600      0     0
Duke Energy Co.                 COM      264399106       3254    86090  SH          SOLE               86090      0     0
El Paso Corporation             COM      283905107        503    11441  SH          SOLE               11441      0     0
EMC Corp                        COM      268648102       1100    92300  SH          SOLE               92300      0     0
Exxon Corp.                     COM      30231G102       4020    91735  SH          SOLE               91735      0     0
FleetBoston Financial Corp.     COM      339030108       3575   102159  SH          SOLE              102159      0     0
Gemstar-TV Guide Intl.          COM      36866W106       1955   132200  SH          SOLE              132200      0     0
General Electric Co.            COM      369604103       5713   152575  SH          SOLE              152575      0     0
H&R Block                       COM      093671105        337     7600  SH          SOLE                7600      0     0
Home Depot                      COM      437076102       2289    47095  SH          SOLE               47095      0     0
ILEX Oncology, Inc.             COM      451923106        776    45000  SH          SOLE               45000      0     0
Incyte Genomics, Inc.           COM      45337C102        595    50000  SH          SOLE               50000      0     0
Intel Corp.                     COM      458140100       4521   148700  SH          SOLE              148700      0     0
Int'l Business Machine          COM      459200101       4362    41950  SH          SOLE               41950      0     0
Intersil Corp                   COM      46069S109       2323    81950  SH          SOLE               81950      0     0
J.P. Morgan Chase & Co.         COM      46625H100       3915   109825  SH          SOLE              109825      0     0
Johnson & Johnson               COM      478160104        783    12062  SH          SOLE               12062      0     0
Lehman Bros. Hldgs Inc.         COM      524908100       4820    74575  SH          SOLE               74575      0     0
Liberty Media Group             COM      001957208       3199   253150  SH          SOLE              253150      0     0
Lilly, Eli & Co.                COM      532457108        301     3963  SH          SOLE                3963      0     0
Lowes Companies Inc.            COM      548661107       2663    61250  SH          SOLE               61250      0     0
Masco Corp.                     COM      574599106       3484   126950  SH          SOLE              126950      0     0
May Dept Stores Co.             COM      577778103       2524    72450  SH          SOLE               72450      0     0
Medtronic Inc.                  COM      585055106       2269    50200  SH          SOLE               50200      0     0
Merck & Co.                     COM      589331107       2409    41850  SH          SOLE               41850      0     0
Merrill Lynch & Co. Inc.        COM      590188108       3563    64350  SH          SOLE               64350      0     0
Microsoft Corp.                 COM      594918104       5461    90550  SH          SOLE               90550      0     0
Millenium Pharm                 COM      599902103       2398   107500  SH          SOLE              107500      0     0
Morgan Stanley                  COM      617446448       4361    76100  SH          SOLE               76100      0     0
Motorola, Inc.                  COM      620076109        155    10919  SH          SOLE               10919      0     0
Myriad Genetics, Inc.           COM      62855J104       1347    40200  SH          SOLE               40200      0     0
NaviSite Inc.                   COM      63935M109         21    75000  SH          SOLE               75000      0     0
Nortel Networks                 COM      656568102        289    64400  SH          SOLE               64400      0     0
Novartis AG                     COM      66987V109       2900    73250  SH          SOLE               73250      0     0
Omnicare, Inc.                  COM      681904108       2640   102000  SH          SOLE              102000      0     0
Oracle Systems                  COM      68389X105        153    12000  SH          SOLE               12000      0     0
Pepsico, Inc.                   COM      713448108       4302    83535  SH          SOLE               83535      0     0
Pixelworks, Inc.                COM      72581M107        794    61700  SH          SOLE               61700      0     0
Protein Design Labs, Inc.       COM      74369L103        599    35000  SH          SOLE               35000      0     0
Raytheon Company                COM      755111507       2762    67300  SH          SOLE               67300      0     0
Scientific Atlanta Inc.         COM      808655104       3410   147650  SH          SOLE              147650      0     0
Sun Microsystems                COM      866810104        272    30950  SH          SOLE               30950      0     0
Target Corporation              COM      87612E106       2606    60450  SH          SOLE               60450      0     0
Tyco International              COM      902124106       3912   121059  SH          SOLE              121059      0     0
Verizon Communications          COM      92343V104       2491    54043  SH          SOLE               54043      0     0
Vertex Pharmaceuticals          COM      92532F100       1114    40000  SH          SOLE               40000      0     0
Viacom Inc. Cl. B               COM      925524308       4123    85242  SH          SOLE               85242      0     0
Vodafone                        COM      92857W100        204    11100  SH          SOLE               11100      0     0
Wal Mart Stores Inc.            COM      931142103       2585    42175  SH          SOLE               42175      0     0
Wellpoint Hlth Networks A       COM      94973H108       3091    48550  SH          SOLE               48550      0     0
Wendy's International Inc.      COM      950590109       1761    50350  SH          SOLE               50350      0     0